Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
Schedule of Inventories, Net of Allowances	Inventories, net of allowances, by major categories are summarized as follows:
	March 31,
	2025	2026
Raw materials	$6,017	$7,884
Work-in-progress	2,602	2,801
Finished goods	843	1,065
	$9,462	$11,750

Schedule of Obsolescence Allowance for Inventory

Obsolescence allowance for inventory is as follows:

	Year ended March 31,
	2024	2025	2026
Balance at beginning of the year	$4,398	$4,374	$4,320
Written off, net	(24)	(54)	(657)
Balance at the end of the year	$4,374	$4,320	$3,663